UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche CROCI  Sector Opportunities Fund

	Shares	Value ($)
Common Stocks 97.6%
Denmark 3.4%
A P Moller-Maersk AS "B" (Cost $6,557,650)	2,891	6,654,419
Japan 16.7%
Central Japan Railway Co.	36,148	6,731,460
Fujitsu Ltd.	1,098,909	6,629,841
ITOCHU Corp.	571,677	6,412,582
JGC Corp.	286,972	5,893,909
Kyocera Corp.	131,890	6,669,994

(Cost $30,377,475)		32,337,786
Luxembourg 3.1%
Tenaris SA (Cost $7,690,838)	420,360	6,013,217
Norway 3.3%
Statoil ASA (Cost $6,078,253)	337,622	6,353,566
Switzerland 3.4%
ABB Ltd. (Registered)* (Cost $6,458,065)	305,745	6,541,929
United Kingdom 3.3%
Rolls-Royce Holdings PLC* (Cost $6,356,203)	431,801	6,318,046
United States 64.4%
Cisco Systems, Inc.	213,573	6,302,539
ConocoPhillips	92,770	6,048,604
Dover Corp.	82,532	5,946,431
Fluor Corp.	104,562	6,064,596
Halliburton Co.	143,978	6,182,415
International Business Machines Corp.	38,661	6,260,762
Marathon Petroleum Corp.	72,953	7,660,065
National Oilwell Varco, Inc.	101,645	5,524,406
NetApp, Inc.	152,365	5,888,907
NVIDIA Corp.	288,830	6,371,590
Occidental Petroleum Corp.	76,006	5,919,347
Parker-Hannifin Corp.	47,459	5,822,745
Phillips 66	92,246	7,237,621
QUALCOMM, Inc.	82,553	5,985,918
Raytheon Co.	58,007	6,309,422
Schlumberger Ltd.	72,419	6,094,783
Seagate Technology PLC	91,266	5,578,178
Valero Energy Corp.	124,978	7,709,893
Western Digital Corp.	54,998	5,883,686
Xilinx, Inc.	139,622	5,915,784

(Cost $122,359,553)		124,707,692

Total Common Stocks (Cost $185,878,037)		188,926,655
Cash Equivalents 3.7%
Central Cash Management Fund, 0.06% (a) (Cost $7,144,961)	7,144,961	7,144,961

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $193,022,998) †	101.3	196,071,616
Other Assets and Liabilities, Net	(1.3)	(2,586,211)

Net Assets	100.0	193,485,405

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $193,022,998.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $3,048,618.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,288,861 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,240,243.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At February 28, 2015 the Deutsche CROCI Sector Opportunities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Energy	64,743,917	34.3%
Industrials	62,695,539	33.2%
Information Technology	61,487,199	32.5%
Total	188,926,655	100.0%

Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$6,654,419	$—	$6,654,419
Japan	—	32,337,786	—	32,337,786
Luxembourg	—	6,013,217	—	6,013,217
Norway	—	6,353,566	—	6,353,566
Switzerland	—	6,541,929	—	6,541,929
United Kingdom	—	6,318,046	—	6,318,046
United States	124,707,692	—	—	124,707,692
Short-Term Investments	7,144,961	—	—	7,144,961

Total	$131,852,653	$64,218,963	$—	$196,071,616

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Sector Opportunities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015